Fair value measurements - Significant Unobservable Inputs (Details) $ in Millions	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Significant Unobservable Inputs
Equity securities	$ 10.7	$ 405.2
Derivative assets	4.5	11.4
Derivative Liability	(2.3)	(9.5)
Contingent consideration	(0.7)	(28.2)
Level 3
Significant Unobservable Inputs
Equity securities	0.0	0.0
Derivative assets	0.6	10.1
Derivative Liability	(2.3)	(9.3)
Contingent consideration	(0.7)	(28.2)
Level 3 | Private debt instrument
Significant Unobservable Inputs
Private debt instrument	$ 6.5
Level 3 | Discount yield | Private debt instrument | Minimum
Significant Unobservable Inputs
Debt Securities, Trading, Measurement Input	0.0655
Level 3 | Discount yield | Private debt instrument | Maximum
Significant Unobservable Inputs
Debt Securities, Trading, Measurement Input	0.0703
Level 3 | Discount yield | Private debt instrument | Weighted Average
Significant Unobservable Inputs
Debt Securities, Trading, Measurement Input	0.0673
Level 3 | Subject company transaction approach | Preferred Stock
Significant Unobservable Inputs
Equity securities	$ 79.5
Level 3 | Subject company transaction approach | Private Equity Securities 2
Significant Unobservable Inputs
Private debt instrument	25.0
Level 3 | Subject company transaction approach | Private Convertible Debt Instrument
Significant Unobservable Inputs
Equity securities	$ 3.9
Level 3 | Subject company transaction approach | Share Price Range | Preferred Stock | Minimum
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	14.99
Level 3 | Subject company transaction approach | Share Price Range | Preferred Stock | Maximum
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	16.09
Level 3 | Subject company transaction approach | Share Price Range | Private Equity Securities 2 | Minimum
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	14.99
Level 3 | Subject company transaction approach | Share Price Range | Private Equity Securities 2 | Maximum
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	15.93
Level 3 | Subject company transaction approach | Unit Price Range | Private Convertible Debt Instrument | Minimum
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	14.99
Level 3 | Subject company transaction approach | Unit Price Range | Private Convertible Debt Instrument | Maximum
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	16.09
Level 3 | Share price of recent transaction | Preferred Stock
Significant Unobservable Inputs
Equity securities		17.5
Level 3 | Share price of recent transaction | Private equity securities
Significant Unobservable Inputs
Equity securities	$ 40.6	$ 32.5
Level 3 | Share price of recent transaction | Loan participation
Significant Unobservable Inputs
Equity securities	18.7
Level 3 | Share price of recent transaction | Loan Participation2
Significant Unobservable Inputs
Equity securities	13.7
Level 3 | Share price of recent transaction | Preferred Stock 2
Significant Unobservable Inputs
Equity securities	2.0
Level 3 | Share price of recent transaction | Preferred Stock 3
Significant Unobservable Inputs
Equity securities	$ 0.8
Level 3 | Share price of recent transaction | Purchase share price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares	50.79
Level 3 | Share price of recent transaction | Share price | Private equity securities
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		40.6
Level 3 | Share price of recent transaction | Share price | Preferred Stock 2
Significant Unobservable Inputs
Equity securities measurement input	$ 2.0
Level 3 | Share price of recent transaction | Share price | Preferred Stock 3
Significant Unobservable Inputs
Equity securities measurement input	$ 0.8
Level 3 | Share price of recent transaction | Comparable yields | Loan participation | Minimum
Significant Unobservable Inputs
Equity Securities, Input	0.0491
Level 3 | Share price of recent transaction | Comparable yields | Loan participation | Maximum
Significant Unobservable Inputs
Equity Securities, Input	0.0782
Level 3 | Share price of recent transaction | Comparable yields | Loan participation | Weighted Average
Significant Unobservable Inputs
Equity Securities, Input	0.0592
Level 3 | Share price of recent transaction | Comparable yields | Loan Participation2 | Minimum
Significant Unobservable Inputs
Equity Securities, Input	0.0491
Level 3 | Share price of recent transaction | Comparable yields | Loan Participation2 | Maximum
Significant Unobservable Inputs
Equity Securities, Input	0.0782
Level 3 | Share price of recent transaction | Comparable yields | Loan Participation2 | Weighted Average
Significant Unobservable Inputs
Equity Securities, Input	0.0592
Level 3 | Share price of recent transaction | Purchase price | Preferred Stock
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		7.74
Level 3 | Multiple of GAAP book value | Private Equity Securities 1
Significant Unobservable Inputs
Equity securities	$ 15.0	$ 14.2
Level 3 | Multiple of GAAP book value | Book value multiple | Private Equity Securities 1
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		0.9
Level 3 | Multiple of GAAP book value | Book value multiple | Private Equity Securities 1 | Minimum
Significant Unobservable Inputs
Equity Securities, Input	0.73
Level 3 | Multiple of GAAP book value | Book value multiple | Private Equity Securities 1 | Maximum
Significant Unobservable Inputs
Equity Securities, Input	0.91
Level 3 | Multiple of GAAP book value | Book value multiple | Private Equity Securities 1 | Weighted Average
Significant Unobservable Inputs
Equity Securities, Input	0.82
Level 3 | Option pricing model | Equity warrants
Significant Unobservable Inputs
Equity securities		$ 0.4
Derivative assets	$ 0.6
Level 3 | Option pricing model | Strike price | Equity warrants
Significant Unobservable Inputs
Equity securities measurement input		0.2
Derivative asset	0.2
Level 3 | Purchase price of recent transaction | Private Equity Securities 2
Significant Unobservable Inputs
Equity securities		1.0
Level 3 | Purchase price of recent transaction | Loan participation
Significant Unobservable Inputs
Equity securities		20.0
Level 3 | Purchase price of recent transaction | Private debt instrument
Significant Unobservable Inputs
Private debt instrument		7.2
Level 3 | Purchase price of recent transaction | Preferred Stock 2
Significant Unobservable Inputs
Equity securities		12.2
Level 3 | Purchase price of recent transaction | Preferred Stock 3
Significant Unobservable Inputs
Equity securities		4.8
Level 3 | Purchase price of recent transaction | Private Equity Funds 3
Significant Unobservable Inputs
Equity securities	0.3	5.1
Level 3 | Purchase price of recent transaction | Private Equity Securities3
Significant Unobservable Inputs
Equity securities		$ 0.3
Level 3 | Purchase price of recent transaction | Purchase price | Private Equity Securities 2
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		10.0
Level 3 | Purchase price of recent transaction | Purchase price | Loan participation
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		20,000,000.0
Level 3 | Purchase price of recent transaction | Purchase price | Private debt instrument
Significant Unobservable Inputs
Debt securities		$ 9.0
Level 3 | Purchase price of recent transaction | Purchase price | Preferred Stock 2
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		12,200,000
Level 3 | Purchase price of recent transaction | Purchase price | Preferred Stock 3
Significant Unobservable Inputs
Equity securities measurement input		$ 4.8
Level 3 | Purchase price of recent transaction | Purchase price | Private Equity Funds 3
Significant Unobservable Inputs
Equity Securities, Input | $ / shares		7.74
Equity securities measurement input	0.3
Level 3 | Purchase price of recent transaction | Purchase price | Private Equity Securities3
Significant Unobservable Inputs
Equity securities measurement input		$ 0.3
Level 3 | Third party appraisal | Weather derivatives
Significant Unobservable Inputs
Derivative assets	0.0	7.0
Level 3 | Third party appraisal | Currency forwards
Significant Unobservable Inputs
Derivative Liability		(3.6)
Level 3 | Third party appraisal | Currency forwards
Significant Unobservable Inputs
Derivative Liability		(5.7)
Level 3 | Third party appraisal | Currency forwards | Foreign currency forwards
Significant Unobservable Inputs
Derivative Liability	(0.6)
Level 3 | Third party appraisal | Foreign currency swaps
Significant Unobservable Inputs
Contingent consideration	(1.7)
Level 3 | Third party appraisal | Foreign currency forwards
Significant Unobservable Inputs
Derivative assets		2.7
Level 3 | Third party appraisal | Broker quote | Weather derivatives
Significant Unobservable Inputs
Derivative asset	0.0	7.0
Level 3 | Third party appraisal | Broker quote | Currency forwards
Significant Unobservable Inputs
Derivative Liability, Measurement Input, Value		(3.6)
Level 3 | Third party appraisal | Broker quote | Currency forwards
Significant Unobservable Inputs
Derivative Liability, Measurement Input, Value		(5.7)
Level 3 | Third party appraisal | Broker quote | Currency forwards | Foreign currency forwards
Significant Unobservable Inputs
Derivative Liability, Measurement Input, Value	(0.6)
Level 3 | Third party appraisal | Broker quote | Foreign currency swaps
Significant Unobservable Inputs
Contingent consideration, Input	(1.7)
Level 3 | Third party appraisal | Broker quote | Foreign currency forwards
Significant Unobservable Inputs
Derivative asset		2.7
Level 3 | External valuation model | Contingent Consideration
Significant Unobservable Inputs
Contingent consideration	(0.7)	(28.2)
Level 3 | External valuation model | Discounted future payments | Contingent Consideration
Significant Unobservable Inputs
Contingent consideration, Input	$ (0.7)	$ (28.2)